Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
	As of June 30,
	2025	2024
	US$	US$

Accounts receivable	243,957	232,844
Less: allowance for expected credit loss	(134,958)	(121,778)
Total accounts receivable	108,999	111,066

Schedule of movements of allowance for expected credit loss

Movements of allowance for expected credit loss are as follows:

	As of June 30,
	2025	2024
	US$	US$

Allowance for expected credit loss, beginning balance	121,778	122,030
Reversal	(8,508)	-
Addition	13,609	-
Exchange difference	8,079	(252)
Total accounts receivable	134,958	121,778